Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 10,471,500	$ 14,796,800
Cost of revenues		(3,713,300)	(6,350,000)
Gross profit		6,758,200	8,446,800
Operating expenses:
Selling expenses		(4,536,900)	(7,833,100)
General and administrative expenses		(7,406,700)	(4,677,400)
Total operating expenses		(11,943,600)	(12,510,500)
Loss from operations		(5,185,400)	(4,063,700)
Other income (expenses):
Changes in fair value of digital assets		(1,191,100)	19,000
Share of equity loss		(600)	(2,400)
Changes in fair value of trading securities		(1,400)	(1,200)
Interest income, net		3,000	94,400
Other income, net		73,800	12,400
Total other (expenses) income, net		(1,116,300)	122,200
Loss before income tax		(6,301,700)	(3,941,500)
Income tax expenses		(800)	(600)
Net loss and comprehensive loss		$ (6,302,500)	$ (3,942,100)
Loss per share:
Basic (in Dollars per share)	[1]	$ (1.85)	$ (2.26)
Diluted (in Dollars per share)	[1]	$ (1.85)	$ (2.26)
Weighted average shares used in loss per share computations:
Basic (in Shares)	[1]	3,404,568	1,745,111
Diluted (in Shares)	[1]	3,404,568	1,745,111

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).